Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues
General and administrative expenses	$ 1,047,000	$ 1,210,000	$ 3,020,000	$ 2,566,000	3,775,000	1,623,000
Loss from operations	(1,047,000)	(1,210,000)	(3,020,000)	(2,566,000)	(3,775,000)	(1,623,000)
Interest income on Trust Account	16,000	1,588,000	1,057,000	5,154,000	6,482,000	5,559,000
Interest expense on related party loan	(24,000)		(76,000)
(Loss) income before income taxes	(1,055,000)	378,000	(2,039,000)	2,588,000	2,707,000	3,936,000
Benefit (provision) for income taxes	7,000	(325,000)	(191,000)	(1,055,000)	(1,320,000)	(1,130,000)
Net (loss) income	$ (1,048,000)	$ 53,000	$ (2,230,000)	$ 1,533,000	$ 1,387,000	$ 2,806,000
Class A Common Stock
Two Class Method for Per Share Information:
Weighted average common shares outstanding – basic and diluted (in Shares)	6,123,000	30,000,000	18,137,000	30,000,000	29,867,000	30,000,000
Net income (loss) per common share – basic and diluted (in Dollars per share) (in Dollars per share)	$ 0.00	$ 0.04	$ 0.04	$ 0.13	$ 0.16	$ 0.10
Class F Common Stock
Two Class Method for Per Share Information:
Weighted average common shares outstanding – basic and diluted (in Shares)	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000
Net income (loss) per common share – basic and diluted (in Dollars per share) (in Dollars per share)	$ (0.14)	$ 0.15	$ (0.39)	$ (0.32)	$ (0.46)	$ (0.01)